Financial Instruments - Categories of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 33,162.0	$ 23,817.4
Financial liabilities	32,491.1	22,808.0
Sign on bonuses	100.3	41.5
Repurchase agreements
Disclosure of financial assets [line items]
Financial liabilities	4,148.9	2,305.8
Derivative instruments
Disclosure of financial assets [line items]
Financial liabilities	2,253.8	751.7
Short securities
Disclosure of financial assets [line items]
Financial liabilities	2,215.7	1,704.6
Amounts due from exchanges, clearing houses and other counterparties
Disclosure of financial assets [line items]
Financial liabilities	378.3	1,407.5
Amounts due from Prime Brokers
Disclosure of financial assets [line items]
Financial liabilities	733.6	1,017.1
Amounts payable to clients
Disclosure of financial assets [line items]
Financial liabilities	8,951.7	6,236.9
Settlement balances
Disclosure of financial assets [line items]
Financial liabilities	2,096.4	482.3
Other creditors
Disclosure of financial assets [line items]
Financial liabilities	129.9	116.0
Stock lending
Disclosure of financial assets [line items]
Financial liabilities	5,496.7	4,952.1
Short-term borrowings
Disclosure of financial assets [line items]
Financial liabilities	200.0	152.0
Debt securities
Disclosure of financial assets [line items]
Financial liabilities	5,721.6	3,604.5
Lease liability
Disclosure of financial assets [line items]
Financial liabilities	97.3	77.5
Bank overdrafts
Disclosure of financial assets [line items]
Financial liabilities	67.2	0.0
FVTPL
Disclosure of financial assets [line items]
Financial liabilities	18,043.9	10,962.6
FVTPL | Repurchase agreements
Disclosure of financial assets [line items]
Financial liabilities	4,148.9	2,305.8
FVTPL | Derivative instruments
Disclosure of financial assets [line items]
Financial liabilities	2,252.4	724.2
FVTPL | Short securities
Disclosure of financial assets [line items]
Financial liabilities	2,215.7	1,704.6
FVTPL | Amounts due from exchanges, clearing houses and other counterparties
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
FVTPL | Amounts due from Prime Brokers
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
FVTPL | Amounts payable to clients
Disclosure of financial assets [line items]
Financial liabilities	291.4	65.1
FVTPL | Settlement balances
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
FVTPL | Other creditors
Disclosure of financial assets [line items]
Financial liabilities	25.5	7.4
FVTPL | Stock lending
Disclosure of financial assets [line items]
Financial liabilities	4,883.0	3,480.9
FVTPL | Short-term borrowings
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
FVTPL | Debt securities
Disclosure of financial assets [line items]
Financial liabilities	4,227.0	2,674.6
FVTPL | Lease liability
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
FVTPL | Bank overdrafts
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
FVTOCI
Disclosure of financial assets [line items]
Financial liabilities	1.4	27.5
FVTOCI | Repurchase agreements
Disclosure of financial assets [line items]
Financial liabilities	0.0
FVTOCI | Derivative instruments
Disclosure of financial assets [line items]
Financial liabilities	1.4	27.5
FVTOCI | Short securities
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
FVTOCI | Amounts due from exchanges, clearing houses and other counterparties
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
FVTOCI | Amounts due from Prime Brokers
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
FVTOCI | Amounts payable to clients
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
FVTOCI | Settlement balances
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
FVTOCI | Other creditors
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
FVTOCI | Stock lending
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
FVTOCI | Short-term borrowings
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
FVTOCI | Debt securities
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
FVTOCI | Lease liability
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
FVTOCI | Bank overdrafts
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Amortized cost
Disclosure of financial assets [line items]
Financial liabilities	14,445.8	11,817.9
Amortized cost | Repurchase agreements
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Amortized cost | Derivative instruments
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Amortized cost | Short securities
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Amortized cost | Amounts due from exchanges, clearing houses and other counterparties
Disclosure of financial assets [line items]
Financial liabilities	378.3	1,407.5
Amortized cost | Amounts due from Prime Brokers
Disclosure of financial assets [line items]
Financial liabilities	733.6	1,017.1
Amortized cost | Amounts payable to clients
Disclosure of financial assets [line items]
Financial liabilities	8,660.3	6,171.8
Amortized cost | Settlement balances
Disclosure of financial assets [line items]
Financial liabilities	2,096.4	482.3
Amortized cost | Other creditors
Disclosure of financial assets [line items]
Financial liabilities	104.4	108.6
Amortized cost | Stock lending
Disclosure of financial assets [line items]
Financial liabilities	613.7	1,471.2
Amortized cost | Short-term borrowings
Disclosure of financial assets [line items]
Financial liabilities	200.0	152.0
Amortized cost | Debt securities
Disclosure of financial assets [line items]
Financial liabilities	1,494.6	929.9
Amortized cost | Lease liability
Disclosure of financial assets [line items]
Financial liabilities	97.3	77.5
Amortized cost | Bank overdrafts
Disclosure of financial assets [line items]
Financial liabilities	67.2	0.0
Investments
Disclosure of financial assets [line items]
Financial assets	28.5	24.0
Treasury instruments
Disclosure of financial assets [line items]
Financial assets	541.5	655.8
Treasury instruments (pledged) and assets held under agreements to sell (repledged)
Disclosure of financial assets [line items]
Financial assets	3,496.8	2,912.9
Fixed income securities
Disclosure of financial assets [line items]
Financial assets	98.4	87.7
Equity instruments
Disclosure of financial assets [line items]
Financial assets	6,924.1	4,678.0
Financial assets, at fair value	6,924.1	4,678.0
Derivative instruments
Disclosure of financial assets [line items]
Financial assets	2,340.3	1,163.5
Stock borrowing
Disclosure of financial assets [line items]
Financial assets	2,858.2	1,781.7
Repurchase agreements
Disclosure of financial assets [line items]
Financial assets	3,117.1	2,490.4
Amounts due from exchanges, clearing houses and other counterparties
Disclosure of financial assets [line items]
Financial assets	4,311.3	3,124.0
Amounts due from Prime Brokers
Disclosure of financial assets [line items]
Financial assets	313.9	101.5
Amounts receivable from clients
Disclosure of financial assets [line items]
Financial assets	3,085.7	2,737.1
Settlement balances
Disclosure of financial assets [line items]
Financial assets	2,045.2	593.8
Trade debtors
Disclosure of financial assets [line items]
Financial assets	367.4	283.5
Default funds and deposits
Disclosure of financial assets [line items]
Financial assets	419.4	474.1
Loans receivable
Disclosure of financial assets [line items]
Financial assets	283.2	89.8
Other debtors
Disclosure of financial assets [line items]
Financial assets	49.8	63.0
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	2,881.2	2,556.6
FVTPL
Disclosure of financial assets [line items]
Financial assets	15,562.3	10,390.1
FVTPL | Investments
Disclosure of financial assets [line items]
Financial assets	3.0	0.0
Financial assets, at fair value	3.0	0.0
FVTPL | Treasury instruments
Disclosure of financial assets [line items]
Financial assets	8.3	29.7
Financial assets, at fair value	8.3	29.7
FVTPL | Treasury instruments (pledged) and assets held under agreements to sell (repledged)
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Fixed income securities
Disclosure of financial assets [line items]
Financial assets	97.9	87.7
Financial assets, at fair value	97.9	87.7
FVTPL | Equity instruments
Disclosure of financial assets [line items]
Financial assets	6,924.1	4,678.0
Financial assets, at fair value	6,924.1	4,678.0
FVTPL | Derivative instruments
Disclosure of financial assets [line items]
Financial assets	2,327.6	1,162.0
Financial assets, at fair value	2,327.6	1,162.0
FVTPL | Stock borrowing
Disclosure of financial assets [line items]
Financial assets	2,858.2	1,781.7
FVTPL | Repurchase agreements
Disclosure of financial assets [line items]
Financial assets	3,117.1	2,490.4
FVTPL | Amounts due from exchanges, clearing houses and other counterparties
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Amounts due from Prime Brokers
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Amounts receivable from clients
Disclosure of financial assets [line items]
Financial assets	169.5	51.9
FVTPL | Settlement balances
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Trade debtors
Disclosure of financial assets [line items]
Financial assets	56.6	108.7
FVTPL | Default funds and deposits
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Loans receivable
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Other debtors
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTPL | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI
Disclosure of financial assets [line items]
Financial assets	38.2	25.5
FVTOCI | Investments
Disclosure of financial assets [line items]
Financial assets	25.5	24.0
Financial assets, at fair value	25.5	24.0
FVTOCI | Treasury instruments
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Treasury instruments (pledged) and assets held under agreements to sell (repledged)
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Fixed income securities
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Equity instruments
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Derivative instruments
Disclosure of financial assets [line items]
Financial assets	12.7	1.5
Financial assets, at fair value	12.7	1.5
FVTOCI | Stock borrowing
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Repurchase agreements
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Amounts due from exchanges, clearing houses and other counterparties
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Amounts due from Prime Brokers
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Amounts receivable from clients
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Settlement balances
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Trade debtors
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Default funds and deposits
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Loans receivable
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Other debtors
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
FVTOCI | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Amortized cost
Disclosure of financial assets [line items]
Financial assets	17,561.5	13,401.8
Amortized cost | Investments
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Amortized cost | Treasury instruments
Disclosure of financial assets [line items]
Financial assets	533.2	626.1
Amortized cost | Treasury instruments (pledged) and assets held under agreements to sell (repledged)
Disclosure of financial assets [line items]
Financial assets	3,496.8	2,912.9
Financial assets, at fair value	3,729.6	3,541.7
Amortized cost | Fixed income securities
Disclosure of financial assets [line items]
Financial assets	0.5	0.0
Amortized cost | Equity instruments
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Amortized cost | Derivative instruments
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Amortized cost | Stock borrowing
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Amortized cost | Repurchase agreements
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Amortized cost | Amounts due from exchanges, clearing houses and other counterparties
Disclosure of financial assets [line items]
Financial assets	4,311.3	3,124.0
Amortized cost | Amounts due from Prime Brokers
Disclosure of financial assets [line items]
Financial assets	313.9	101.5
Amortized cost | Amounts receivable from clients
Disclosure of financial assets [line items]
Financial assets	2,916.2	2,685.2
Amortized cost | Settlement balances
Disclosure of financial assets [line items]
Financial assets	2,045.2	593.8
Amortized cost | Trade debtors
Disclosure of financial assets [line items]
Financial assets	310.8	174.8
Amortized cost | Default funds and deposits
Disclosure of financial assets [line items]
Financial assets	419.4	474.1
Amortized cost | Loans receivable
Disclosure of financial assets [line items]
Financial assets	283.2	89.8
Amortized cost | Other debtors
Disclosure of financial assets [line items]
Financial assets	49.8	63.0
Amortized cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	$ 2,881.2	$ 2,556.6